Equity Equity, ATM Program (Details) - 2015 ATM Program - USD ($) $ in Millions			6 Months Ended	9 Months Ended
	Aug. 24, 2015	Aug. 06, 2015	Jun. 30, 2016	Sep. 30, 2016
Supplemental prospectus, filing date	Aug. 24, 2015
Registration Filing Date		Aug. 06, 2015
Common Units Aggregate Value	$ 750
Issuance of units			1,492,367
Equity offering, net of issuance costs			$ 38	$ 72